14. Commitments and Contingent Liabilities (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 98,645
2017	102,604
2018	106,563
2019	8,908
Total minimum lease payments	$ 316,720